Provisions - Summary of Breakdown of Provisions (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PROVISIONS
Provision for legal proceedings, current	$ 1,492,140	$ 2,320,885
Other provisions, current	1,942,664	1,745,080
Other current provisions, Total	3,434,804	4,065,965
Provision for legal proceedings, non-current	14,843,034	11,210,305
Decommissioning or restoration, non-current	191,867,939	160,649,977
Other provisions, non-current	3,530,698
Other long-term provisions, Total	$ 210,241,671	$ 171,860,282